Inventories (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Inventory
Raw materials	$ 225,765	$ 198,585
Work in Progress	192,399	33,625
Finished goods	126,177	265,692
Total Current Inventory	$ 544,341	$ 497,902